Income Taxes - Components of Provision for Income Taxes (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current expense (benefit):
Federal		$ 3,325
State		1,424
Total current expense (benefit):		4,749
Deferred expense (benefit):
Total income tax expense (benefit):	$ 12,871	$ 4,749